2. Investment Securities (Details 2) $ in Thousands	Dec. 31, 2020 USD ($)
Amortized Cost
Due within one year	$ 10,576
Due from one to five years	15,236
Due from five to ten years	62,014
Due after ten years	7,315
Mortgage-backed securities	143,095
Total	238,236
Estimated Fair Value
Due within one year	10,705
Due from one to five years	15,997
Due from five to ten years	65,826
Due after ten years	7,407
Mortgage-backed securities	145,314
Total	$ 245,249